Share-based Compensation - Allocation of Compensation Expense Related to Option (Details) - Stock Options - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation expense	$ 4,751,933	$ 3,524,733	$ 419,709
General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation expense	2,215,282	1,472,993	124,871
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation expense	$ 2,536,651	$ 2,051,740	$ 294,838